The Fairholme Focused Income Fund
THE FAIRHOLME FOCUSED INCOME FUND (“The Income Fund”)
Investment Objective
The Income Fund seeks current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of The Income Fund.
SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Shareholder Fees	The Fairholme Focused Income Fund The Fairholme Focused Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	none

ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Income Fund)
Annual Fund Operating Expenses	The Fairholme Focused Income Fund The Fairholme Focused Income Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

For more information about the management fee, see the Investment Management section of the Prospectus. “Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Income Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Example
This Example is intended to help you compare the cost of investing in The Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
The Fairholme Focused Income Fund | The Fairholme Focused Income Fund | USD ($)	103	322	558	1,236

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when The Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Income Fund’s performance. During the most recent fiscal year, The Income Fund’s portfolio turnover rate was 67.05% of the average value of its portfolio.
Principal Investment Strategies
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Income Fund, attempts, under normal circumstances, to achieve The Income Fund’s investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, and interests in real estate investment trusts (“REITs”). The Income Fund’s portfolio securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or may be unrated. The Manager may invest in securities for The Income Fund without regard to maturity or the rating of the issuer of the security. The Income Fund may invest without limit in lower-rated securities (or “junk bonds”). Lower-rated securities are those rated below “Baa” by Moody’s or below “BBB” by S&P or that have comparable ratings from other NRSROs or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

The Income Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s Statement of Additional Information (“SAI”).
Principal Risks of Investing in The Income Fund
General Risks. All investments are subject to inherent risks, and an investment in The Income Fund is no exception. Accordingly, you may lose money by investing in The Income Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Income Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Focused Portfolio and Non-Diversification Risks. The Income Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the net asset value (“NAV”) of The Income Fund. To the extent that The Income Fund invests its assets in the securities of fewer issuers, The Income Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Income Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Income Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

High Yield Security Risk. Investments in fixed-income securities that are rated below investment grade by one or more NRSROs or that are unrated and are deemed by the Manager to be of similar quality (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

Credit Risk. The Income Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. Changes in economic, tax and regulatory policies, interest rates, inflation rates and government instability, war or other political or economic actions or factors may have an adverse effect on the investments of The Income Fund. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The Manager does not rely solely on third party credit ratings to select The Income Fund’s portfolio securities.

Interest Rate Risk. The Income Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change. The Income Fund may be subject to a heightened risk of rising interest rates as the recent period of historically low rates is beginning to end and rates are beginning to rise.

Liquidity Risk. The Income Fund’s investments are subject to liquidity risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing The Income Fund from selling these securities at an advantageous price. This risk includes the risk that legal or contractual restrictions on the resale of a security may affect The Income Fund’s ability to sell the security when deemed appropriate or necessary by the Manager. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Market turbulence and volatility in the U.S. and non-U.S. financial markets may increase the risks associated with an investment in The Income Fund. This risk also includes the risk that trading on an exchange may be halted because of market conditions.

Equity Risk. The Income Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Income Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Control and Substantial Positions Risk. The Income Fund may invest in the securities of a company for the purpose of affecting the management or control of the company, subject to applicable legal restrictions with respect to the investment. Such an investment imposes additional risks for The Income Fund other than a possible decline in the value of the investment, including: the application of statutory and regulatory requirements to The Income Fund, or to the Manager and its affiliates, could restrict activities contemplated by The Income Fund, or by the Manager and its affiliates, with respect to a portfolio company or limit the time and the manner in which The Income Fund is able to dispose of its holdings or hedge such holdings; The Income Fund, or the Manager and its affiliates, may be required to obtain relief from the Securities and Exchange Commission (the “SEC”) or its staff prior to engaging in certain activities with respect to a portfolio company that could be deemed a joint arrangement under the Investment Company Act of 1940, as amended (the “1940 Act”); The Income Fund may incur substantial expenses and costs when taking control or other substantial positions in a company, including paying market prices for securities whose value The Income Fund is required to discount when computing the NAV of The Income Fund’s shares, and there is no guarantee that such expenses and costs can be recouped; and The Income Fund could be exposed to various legal claims by governmental entities, or by a portfolio company, its security holders and its creditors, arising from, among other things, The Income Fund’s status as an insider or control person of a portfolio company or from the Manager’s designation of directors to serve on the board of directors of a portfolio company.

An investment in The Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Income Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s SAI.
Past Performance
The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for the 1- and 5-year periods and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade (rated Baa3/BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Income Fund’s past performance (before and after taxes) may not be an indication of how The Income Fund will perform in the future. Updated performance information for The Income Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Annual Returns of The Income Fund for the Last 6 Calendar Years

Best Quarter - 2nd Qtr 2013: +15.79%	Worst Quarter - 4th Qtr 2015: -9.66%

Average Annual Total Returns for The Income Fund (for the periods ended December 31, 2015)
Average Annual Total Returns - The Fairholme Focused Income Fund		1 Year	5 Years	Since Inception	Inception Date
The Fairholme Focused Income Fund		(1.50%)	5.24%	6.20%	Dec. 31, 2009
The Fairholme Focused Income Fund | Return After Taxes on Distributions		(3.45%)	2.79%	3.94%	Dec. 31, 2009
The Fairholme Focused Income Fund | Return After Taxes on Distributions and Sale	[1]	(0.59%)	3.26%	4.10%	Dec. 31, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	3.79%	Dec. 31, 2009
[1]	of The Income Fund Shares

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

The average annual total return after taxes on distributions and sale of The Income Fund shares for the 1-year period is higher than the average annual total return before taxes and the average annual total return after taxes on distributions for the 1-year period because of realized losses that would have been sustained upon the sale of The Income Fund shares immediately after such 1-year period. In addition to the assumptions in the preceding paragraph, the calculation for the average annual total return after taxes on distributions and sale of The Income Fund shares assumes that an investor would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisors regarding their personal tax situations.